FAIR VALUE MEASURMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revaluation of the convertible debt income (loss)		$ 1,401
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revenue growth rate	(13.00%)
Margin range	(13.70%)
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revenue growth rate	(15.80%)
Margin range	(16.20%)